Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.46%
Argentina–0.11%
Ciro Holding S.A.(a)	11,660,215,623	$10,727,398
Canada–0.60%
Canadian Pacific Kansas City Ltd.	676,298	56,687,298
China–2.40%
JD.com, Inc., ADR(b)	6,478,091	170,956,821
Tencent Holdings Ltd.	1,159,100	53,488,356
		224,445,177
Denmark–5.16%
Novo Nordisk A/S, Class B	3,647,789	483,306,089
France–7.85%
Airbus SE	2,051,442	310,437,717
Dassault Systemes SE	886,284	33,597,931
EssilorLuxottica S.A.	349,818	80,052,233
LVMH Moet Hennessy Louis Vuitton SE	442,146	311,873,077
		735,960,958
Germany–3.89%
Allianz SE	178,922	50,396,135
SAP SE	1,484,523	313,858,202
		364,254,337
India–7.31%
DLF Ltd.	46,719,970	497,399,743
HDFC Bank Ltd.	2,157,058	41,683,543
ICICI Bank Ltd., ADR	5,015,935	146,013,868
		685,097,154
Israel–1.00%
Nice Ltd., ADR(b)(c)	520,172	94,151,132
Italy–1.14%
Brunello Cucinelli S.p.A.	768,461	71,779,818
Ferrari N.V.	39,855	16,403,225
Moncler S.p.A.	311,299	18,561,533
		106,744,576
Japan–4.74%
Capcom Co. Ltd.	2,045,000	43,689,208
Hoya Corp.	343,400	43,028,272
Keyence Corp.	530,712	232,059,195
TDK Corp.	1,801,500	125,676,780
		444,453,455
Netherlands–2.01%
ASML Holding N.V.	155,111	144,434,913
BE Semiconductor Industries N.V.	184,183	23,727,303
Universal Music Group N.V.	836,649	19,932,722
		188,094,938
Spain–1.21%
Amadeus IT Group S.A.	1,717,771	113,133,811
Shares		Value
Sweden–4.93%
Assa Abloy AB, Class B	6,196,487	$188,709,660
Atlas Copco AB, Class A(b)	15,353,079	273,248,829
		461,958,489
Switzerland–0.92%
Lonza Group AG	129,201	86,036,130
United States–57.19%
Adobe, Inc.(b)(c)	557,882	307,755,605
Alphabet, Inc., Class A(b)	6,208,376	1,064,984,819
Amazon.com, Inc.(c)	729,381	136,379,659
Analog Devices, Inc.	2,137,151	494,493,998
Avantor, Inc.(b)(c)	556,276	14,880,383
Boston Scientific Corp.(b)(c)	552,084	40,787,966
Broadcom, Inc.	258,920	41,603,266
Charles River Laboratories International, Inc.(c)	89,506	21,848,415
Danaher Corp.	175,562	48,644,719
Ecolab, Inc.	168,790	38,938,165
Edwards Lifesciences Corp.(b)(c)	382,293	24,103,574
Eli Lilly and Co.	61,309	49,308,989
Equifax, Inc.(b)	579,175	161,804,120
IDEXX Laboratories, Inc.(c)	71,597	34,088,764
Illumina, Inc.(c)	115,814	14,198,796
Intuit, Inc.	588,452	380,934,402
Intuitive Surgical, Inc.(c)	261,302	116,177,482
IQVIA Holdings, Inc.(c)	400,033	98,500,126
Lam Research Corp.	49,127	45,257,757
Linde PLC	63,721	28,897,474
Marriott International, Inc., Class A(b)	338,455	76,930,822
Marvell Technology, Inc.	2,139,446	143,300,093
Meta Platforms, Inc., Class A	1,520,409	721,935,805
Microsoft Corp.	486,218	203,409,300
Netflix, Inc.(b)(c)	85,273	53,581,290
NVIDIA Corp.	2,535,790	296,738,146
Phathom Pharmaceuticals, Inc.(b)(c)	1,723,301	20,369,418
S&P Global, Inc.	788,136	382,033,163
Synopsys, Inc.(c)	42,207	23,565,012
Thermo Fisher Scientific, Inc.	64,184	39,366,615
TJX Cos., Inc. (The)	173,274	19,583,427
Visa, Inc., Class A(b)	806,913	214,372,577
		5,358,774,147
Total Common Stocks & Other Equity Interests (Cost $3,192,490,223)		9,413,825,089
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $8)	8	8
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.46% (Cost $3,192,490,231)		9,413,825,097

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.32%
Invesco Private Government Fund, 5.30%(d)(e)(f)	34,309,299	$34,309,299
Invesco Private Prime Fund, 5.48%(d)(e)(f)	89,129,605	89,156,344
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,465,643)		123,465,643
TOTAL INVESTMENTS IN SECURITIES—101.78% (Cost $3,315,955,874)		9,537,290,740
OTHER ASSETS LESS LIABILITIES–(1.78)%		(166,858,563)
NET ASSETS–100.00%		$9,370,432,177
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$227,675	$67,799,440	$(68,027,107)	$-	$-	$8	$46,330
Invesco Liquid Assets Portfolio, Institutional Class	162,637	47,689,313	(47,851,591)	-	(359)	-	18,562
Invesco Treasury Portfolio, Institutional Class	260,200	86,115,620	(86,375,820)	-	-	-	37,099
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,927,977	407,262,036	(376,880,714)	-	-	34,309,299	1,281,359*
Invesco Private Prime Fund	10,111,019	990,442,123	(911,376,072)	-	(20,726)	89,156,344	3,442,287*
Investments in Other Affiliates:
Caption Reservas de Maternidad - Swiss Medical	28,521,445	-	(11,657,334)	1,868,555	(18,732,666)	-	-
Total	$43,210,953	$1,599,308,532	$(1,502,168,638)	$1,868,555	$(18,753,751)	$123,465,651	$4,825,637

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$10,727,398	$10,727,398
Canada	56,687,298	—	—	56,687,298
China	170,956,821	53,488,356	—	224,445,177
Denmark	—	483,306,089	—	483,306,089
France	—	735,960,958	—	735,960,958
Germany	—	364,254,337	—	364,254,337
India	146,013,868	539,083,286	—	685,097,154
Israel	94,151,132	—	—	94,151,132
Italy	—	106,744,576	—	106,744,576
Japan	—	444,453,455	—	444,453,455
Netherlands	—	188,094,938	—	188,094,938
Spain	—	113,133,811	—	113,133,811
Sweden	—	461,958,489	—	461,958,489
Switzerland	—	86,036,130	—	86,036,130
United States	5,358,774,147	—	—	5,358,774,147
Money Market Funds	8	123,465,643	—	123,465,651
Total Investments	$5,826,583,274	$3,699,980,068	$10,727,398	$9,537,290,740
Invesco Global Fund